Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Summary Of Inventories
Details of inventories at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020

Raw materials	5,225,600	1,984,132
Work in progress	11,998,927	2,211,736
Finished goods	10,264,746	3,048,753

Total	27,489,273	7,244,621